Fair Value Measurements (Tables)	12 Months Ended
Sep. 01, 2016
Fair Value Disclosures [Abstract]
Estimated fair value and carrying value of debt instruments
The estimated fair value and carrying value of debt instruments (carrying value excludes the equity and mezzanine equity components of our convertible notes) were as follows:

As of	2016		2015
	Fair Value	Carrying Value	Fair Value	Carrying Value
Notes and MMJ creditor installment payments	$7,257	$7,050	$5,020	$5,077
Convertible notes	2,408	1,454	2,508	1,472